Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	¥ 171,706		¥ 175,036
Net current-period other comprehensive income (loss)	(173)	$ (25)	9
Balance	170,623	24,149	177,255
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(2,584)		(1,700)
Other comprehensive income (loss) before reclassification	(11)		(192)
Amounts reclassified from accumulated other comprehensive income (loss)	0		0
Net current-period other comprehensive income (loss)	(11)		(192)
Other comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	(84)		17
Balance	(2,679)	(379)	(1,875)
Unrealized gains-(losses) on available-for- sale investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	1,201		1,910
Other comprehensive income (loss) before reclassification	234		1,085
Amounts reclassified from accumulated other comprehensive income (loss)	(396)		(884)
Net current-period other comprehensive income (loss)	(162)		201
Other comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	0		0
Balance	1,039	147	2,111
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1,383)		210
Other comprehensive income (loss) before reclassification	223		893
Amounts reclassified from accumulated other comprehensive income (loss)	(396)		(884)
Net current-period other comprehensive income (loss)	(173)		9
Other comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	(84)		17
Balance	¥ (1,640)	$ (232)	¥ 236